SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertising, Stock-Based Compensation and Income Taxes (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Uncertain tax position liability	$ 0		$ 0
New Dragonfly
Advertising expenses	$ 1,777,000	$ 1,069,000	$ 1,690,000	$ 1,069,000
Dividend yield (in percent)	0.00%		0.00%	0.00%
Uncertain tax position liability			$ 0	$ 19,000